Other current and Long Term liabilities (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Oseo Anvar [Member] USD ($)	Dec. 31, 2013 Oseo Anvar [Member] USD ($)	Dec. 31, 2012 Oseo Anvar [Member] USD ($)	Dec. 31, 2012 Oseo Anvar [Member] EUR (€)
Other Current And Long Term Liabilities [Line Items]
Other current liabilities	$ 5,659,000	$ 7,478,000			$ 7,121,000
Other long-term liabilities	2,333,000	8,314,000			6,113,000
Provision For Service Award Short Term					285,000
Proceeds From Advances						5,848,000	4,432,000
Interest Rate On Advance						Euro Interbank Offered Rate (EURIBOR) plus 0.9%.	Euro Interbank Offered Rate (EURIBOR) plus 0.9%.
Service Award Provision Period				The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years).
Research and Development Tax Credit	5,500,000	5,800,000	6,500,000		13,234,000
Total Funding				$ 5,382,000	$ 13,234,000